Long-term debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of long-term debt
Long-term debt consists of the following at year-end:

	2020	2019
2027 Notes	$553,354	$265,000
2023 Notes	216,593	348,069
Finance lease obligations	5,941	5,419
Other long-term borrowings	10,199	13,284
Subtotal	786,087	631,772
Discount on 2023 Notes	(1,147)	(2,504)
Discount on 2027 Notes	(7,358)	—
Premium on 2023 Notes	427	937
Premium on 2027 Notes	3,206	—
Deferred financing costs	(4,641)	(3,397)
Total	776,574	626,808
Current portion of long-term debt	3,129	3,233
Long-term debt, excluding current portion	$773,445	$623,575
The following table presents additional information related to the 2027 and 2023 Notes (the "Notes"):

			Principal as of December 31,
	Annual interest rate	Currency	2020	2019	Maturity
2027 Notes	5.875%	USD	$553,354	$265,000	April 4, 2027
2023 Notes	6.625%	USD	216,593	348,069	September 27, 2023

	Interest Expense (i)			DFC Amortization (i)			Amortization of Premium/Discount, net (i)
	2020	2019	2018	2020	2019	2018	2020	2019	2018
2027 Notes	$20,269	$15,569	$15,569	$402	$299	$299	$133	$—	$—
2023 Notes	20,882	23,060	23,060	294	323	323	371	402	397
(i)These charges are included within "Net interest expense" in the consolidated statements of income.

Schedule of future payments related to long-term debt
At December 31, 2020, future payments related to the Company’s long-term debt are as follows:

	Principal	Interest	Total
2021	$3,129	$47,999	$51,128
2022	4,126	47,796	51,922
2023	219,204	47,527	266,731
2024	2,204	32,949	35,153
2025	553	32,832	33,385
Thereafter	556,871	50,632	607,503
Total payments	786,087	259,735	1,045,822
Interest	—	(259,735)	(259,735)
Discount on 2023 Notes	(1,147)	—	(1,147)
Discount on 2027 Notes	(7,358)	—	(7,358)
Premium on 2023 Notes	427	—	427
Premium on 2027 Notes	3,206	—	3,206
Deferred financing cost	(4,641)	—	(4,641)
Long-term debt	$776,574	$—	$776,574